UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------


                                    FORM 13F-HR/A

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [X]; Amendment Number: 3

This Amendment (Check only one.):

[X] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Hewlett-Packard Company
Address:                     3000 Hanover Street
                             MS 1050
                             Palo Alto CA 94304

Form 13F File Number:        028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Charles N. Charnas
Title:                       Assistant Secretary
Phone:                       650-857-6162

Signature, Place, and Date of Signing:


/s/ Charles N. Charnas             Palo Alto, CA            November 14, 2003
--------------------------         -----------------        -----------------
[Signature}                        [City, State]            [Date]

This is a restatement of Amendment Number 2.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-5160                            Intel Corporation

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                          14

Form 13F Information Table Value Total:                    $281,586
                                                        (thousands)

List of Other Included Managers:                               None

                           FORM 13F INFORMATION TABLE



FORM 13-F                            09/30/00
REPORTING MANAGER:                   Hewlett-Packard Company

          ITEM 1           ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6           ITEM 7             ITEM 8

      Name Of Issuer      Title of    CUSIP       Fair    Shares or   Investment Discretion   Managers       Voting Authority
                           Class      Number     Market   Principal                Shared
                                                  Value    Amount      Sole Shared  Other                   Sole     Shared   None
                                                                        (A)    (B)    (C)                   (A)        (B)     (C)
Agilent Technologies      Common    00846U101     45,578     931,352     X                        HP       931,352
Akamai Technologies       Common    00971T101      2,023      38,531     X                        HP        38,531
Critical Path             Common    22674V100        235       3,861     X                        HP         3,861
Crossroads  Systems       Common    22765D100      8,702   1,023,819     X                        HP     1,023,819
Digimarc Corp.            Common    253807101      5,588     300,000     X                        HP       300,000
Divine Interventures Inc. Common    255404105     10,417   2,777,778     X                        HP     2,777,778
Infospace Inc.            Common    45678T102        381      12,590     X                        HP        12,590
Novadigm Inc.             Common    669937104     14,555     940,000     X                        HP       940,000
Primix Solutions Inc.     Common    741620108        211     120,377     X                        HP       120,377
S1 Corp.                  Common    78463B101      2,173     182,004     X                        HP       182,004
Software.com Inc.         Common    83402P104    185,597   1,022,928     X                        HP     1,022,928
Spatial Technology Inc.   Common    847246105        854     390,409     X                        HP       390,409
Vialink Co.               Common    92552Q101        595      67,024     X                        HP        67,024
Xcelera.Com Inc.          Common    G31611109      4,677     246,160     X                        HP       246,160

GRAND TOTAL (Thousands)..                        281,586